UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Phinity Capital
Address:  400 Kelby St
          Fort Lee, NJ 07024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Armenio
Title:     Chief Financial Officer
Phone:     201-363-8510
Signature, Place and Date of Signing:

    Anthony Armenio, Fort Lee, New Jersey,  May 12, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    117415

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADESA                          COMMON STOCK     00686U104     4088   175000 SH       SOLE                 175000        0        0
D AFFYMETRIX INC OC-CAP STK      COMMON STOCK     00826T108     5993   140000 SH       SOLE                 140000        0        0
D AMERICAN PHARMACEUTI CALS PART COMMON STOCK     02886P109     8278   160000 SH       SOLE                 160000        0        0
D APPLE COMPUTER INC COM         COMMON STOCK     037833100    14951   358800 SH       SOLE                 358800        0        0
D BOEING CO USD5 COM             COMMON STOCK     097023105     4677    80000 SH       SOLE                  80000        0        0
D BUCYRUS INTL A                 COMMON STOCK     118759109     3906   100000 SH       SOLE                 100000        0        0
D CROWN HOLDINGS INC             COMMON STOCK     228368106     3890   250000 SH       SOLE                 250000        0        0
D F5 NETWORKS INC COM            COMMON STOCK     315616102    24993   495000 SH       SOLE                 495000        0        0
D GOOGLE                         COMMON STOCK     38259P508    27077   150000 SH       SOLE                 150000        0        0
D LAIDLAW INTL                   COMMON STOCK     50730R102     6760   325000 SH       SOLE                 325000        0        0
D NABI BIOPHARMACEUTIC ALS       COMMON STOCK     629519109     1498   120000 SH       SOLE                 120000        0        0
D OWENS ILL INC COM NEW          COMMON STOCK     690768403     1886    75000 SH       SOLE                  75000        0        0
D PHELPS DODGE CORP COM          COMMON STOCK     717265102     7121    70000 SH       SOLE                  70000        0        0
D SUPERIOR ESSEX                 COMMON STOCK     86815V105     2297   129899 SH       SOLE                 129899        0        0
S REPORT SUMMARY                 14 DATA RECORDS              117415        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED